Company’s payor mix (Details)	12 Months Ended		6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013
IPA HMO PPO | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage	46.60%	41.40%
IPA HMO PPO | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.40%	43.10%
Medicare | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.20%	47.20%
Medicare | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.70%	18.10%
Medical | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.90%	4.90%
Medical | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.70%	8.20%
Patient Pay | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.30%	6.50%
Patient Pay | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.20%	30.60%
SCHC | IPA HMO PPO | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage			57.60%	55.20%
SCHC | IPA HMO PPO | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage			60.70%	61.30%
SCHC | Medicare | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage			38.30%	41.30%
SCHC | Medicare | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage			16.00%	20.70%
SCHC | Medical | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage			2.60%	1.70%
SCHC | Medical | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage			6.50%	3.70%
SCHC | Patient Pay | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration Risk, Percentage			1.50%	1.80%
SCHC | Patient Pay | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage			16.90%	14.30%